Commitments and Contingencies - Summary of Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash And Cash Equivalents Items [Line Items]
Total restricted cash	$ 76,362	$ 74,147
Other Restricted Cash Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Total restricted cash	60,073	57,093
Trust Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Total restricted cash	$ 16,289	$ 17,054